Note Stock-based compensation (Summary of restricted stock activity under the incentive plan for members of management) (Detail) - Restricted Stock Units (RSUs) - Executive Officers - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Granted	231,830	365,831	229,131
Performance Based Shares
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Roll Forward
Beginning Balance	628,009	585,247	491,223
Granted	323,814	365,831	229,131
Vested	(430,646)	(311,078)	(131,324)
Forfeited	(25,446)	(11,991)	(3,783)
Ending Balance	495,731	628,009	585,247
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Additional Disclosures Abstract
Non-vested at beginning of period	$ 27.13	$ 21.16	$ 20.59
Granted	33.37	29.86	28.2
Vested	30.45	19.02	31.23
Forfeited	28.65	29.33	24.63
Non-vested at end of period	$ 28.25	$ 27.13	$ 21.16